Share-Based Compensation (Details) - Schedule of Restricted Stock Units - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of Restricted Stock Units [Abstract]
Number of shares, Nonvested at beginning of period	114,329	184,787	157,560	229,331
Weighted average grant date fair value, Nonvested at beginning of period	$ 9.97	$ 10.02	$ 10.02	$ 10.08
Number of shares, Vested	(3,438)	(3,437)	(46,544)	(47,981)
Weighted average grant date fair value, Vested	$ 10.28	$ 10.28	$ 10.15	$ 10.29
Number of shares, Forfeited	(313)		(438)
Weighted average grant date fair value, Forfeited	$ 14.67		$ 14.67
Number of shares, Nonvested at end of period	110,578	181,350	110,578	181,350
Weighted average grant date fair value, Nonvested at end of period	$ 9.95	$ 10.02	$ 9.95	$ 10.02